Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the interim condensed consolidated financial statements, representing the index rates stipulated by the Bank of China:
USD against RMB	June 30, 2024	December 31, 2024	June 30, 2025
Year-end spot rate	USD1=RMB7.1268	USD1=RMB7.1884	USD1=RMB7.1586
Average rate	USD1=RMB7.1023	USD1=RMB7.1162	USD1=RMB7.1794

HKD against RMB	June 30, 2024	December 31, 2024	June 30, 2025
Year-end spot rate	HKD1=RMB0.9126	HKD1=RMB0.9249	HKD1=RMB0.9113
Average rate	HKD1=RMB0.9084	HKD1=RMB0.9120	HKD1=RMB0.9210

Schedule of Estimated Residual Value of the Assets

Property and equipment is stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives with an estimated residual value of the assets as follows:

Category	Estimated useful lives
Land	Infinite
Buildings	25 years
Motor vehicles	4 - 5 years
Electronic equipment	1 - 5 years
Machinery	5 - 10 years
Other equipment	5 years

Schedule of Estimated Useful Live of the Asset	Intangible assets are amortized using the straight-line basis over the estimated useful live of the asset as follows:
Category	Estimated useful lives
Software	5 - 10 years

Schedule of Disaggregation of the Group’s Revenue

The following table identifies the disaggregation of the Group’s revenue for the six months ended June 30, 2024 and 2025, respectively:

	Six months ended June 30, 2024		Six months ended June 30, 2025
Revenue Categories	(RMB)%		(RMB)	(US$)%
Type A: Freight forwarding services	163,343,874	60.3%	157,853,775	22,050,928	56.2%
- Integrated cross-border logistics	100,212,026	37.0%	119,686,408	16,719,248	42.6%
- Fragmented logistics	53,948,064	20.0%	30,748,197	4,295,281	11.0%
- Chartered airline freight services	6,347,577	2.3%	3,963,350	553,649	1.4%
- Warehouse services	2,836,207	1.0%	3,455,820	482,750	1.2
Type B: Supply chain management	105,500,404	39.0%	120,337,504	16,810,201	42.9%
- International trading in relation to supply chain management	105,499,754	39.0%	120,337,504	16,810,201	42.9%
- Agent services	650	0.0%	-	-	0.0%
Type C: Other services	1,763,231	0.7%	2,437,026	340,433	0.9%
Total	270,607,509	100.0%	280,628,305	39,201,562	100.0%

Schedule of Revenue Recognition

The following table presents revenue classified by timing of revenue recognition for the six months ended June 30, 2024 and 2025, respectively.

	Six months ended June 30, 2024	Six months ended June 30, 2025
	RMB	RMB	US$
Point in time	108,964,101	122,774,530	17,150,634
Over time	161,643,408	157,853,775	22,050,928
Total revenue	270,607,509	280,628,305	39,201,562

Schedule of Contract Liabilities at the Beginning of the Reporting Period

The following table shows the amounts of revenue recognized in the current reporting period that were included in the contract liabilities at the beginning of the reporting period:

	For the six months ended June 30,
	2024	2025
	RMB	RMB	US$
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:	4,777,398	3,858,332	538,979